Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events
Subsequent Events

21. Subsequent Events

The Company has evaluated subsequent events through April 9, 2026, the date on which the accompanying financial statements were issued, and no other events were noted.

2022 Plan

Effective on January 1, 2026, the Company added 5,583,889 shares to the 2022 Equity Incentive Plan.

Renergen

On January 6, 2026, the Company completed the acquisition of Renergen and acquired all of the issued Renergen Ordinary Shares from Renergen shareholders in exchange for shares of the Company's common stock at an exchange ratio of 0.09196 shares of Company common stock for each Renergen Ordinary Share (the “Consideration Shares”) through the implementation of the Scheme, resulting in the issuance of an aggregate of 14,270,000 Consideration Shares. As a result of the Transaction, Renergen became a direct, wholly owned subsidiary of ASP Isotopes.

In connection with the transaction, Renergen Ordinary Shares were delisted from the Johannesburg Stock Exchange (the “JSE”), the Australian Securities Exchange and A2X. The Company's common stock continues to be listed on The Nasdaq Capital Market and on the JSE.

In addition, on the closing date, Stefano Marani, the Chief Executive Officer of Renergen, has been appointed as the President, Electronics and Space of the Company, and Nick Mitchell, the Chief Operating Officer of Renergen, has been appointed Co-Chief Operating Officer of the Company.

NuMed Diagnostics, LLC ("NuMed") Acquisition

On January 22, 2026, the Company acquired 60% of the issued and outstanding membership interests of NuMed for $0.8 million. NuMed is an independent radiopharmacy dedicated to nuclear medicine and the science of radiopharmaceutical production. In addition to the purchase consideration, the Company has an option to purchase the remaining 40% of the issued and outstanding membership interests within two years following the closing for an agreed consideration totaling $0.5 million.

Opeongo Investment

On January 26, 2026, the Company entered into a Series Seed-1 Preferred Stock Purchase Agreement with Opeongo, Inc., a Delaware corporation (“Opeongo”), pursuant to which the Company purchased from Opeongo 4,356,918 shares of Opeongo’s Series Seed-1 Preferred Stock, $0.0001 par value per share at a price of $2.2952 per share (the “Opeongo Investment”) for $10.0 million. Opeongo is a biotechnology company developing novel therapeutics using extracellular matrix (ECM) modulation to target fibrosis, inflammation, and cancer.

Skyline Exchange Agreement

On March 29, 2026, QLE entered into a securities exchange agreement with an investor (the "QLE Exchange Agreement"). Per the QLE Exchange Agreement, the investor assigned and transferred 1,995,000 Class A Ordinary Shares of Skyline held by the investor to QLE in exchange for an equal number of Skyline's Class B Ordinary Shares held by QLE.